Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000223440 | GNMA8603499
Holdings [Line Items]
Percent of Total Investments	3.90%
C000223440 | Intel8603626
Holdings [Line Items]
Percent of Total Investments	2.70%
C000223440 | GNMA8603454
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223440 | FNMA8603572
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223440 | FHLMC8603523
Holdings [Line Items]
Percent of Total Investments	2.40%
C000223440 | FHLMC8603542
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223440 | Pacific Gas and Electric8603641
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223440 | FRESB Mortgage Trust8603431
Holdings [Line Items]
Percent of Total Investments	2.10%
C000223440 | Arbor Realty Trust8603590
Holdings [Line Items]
Percent of Total Investments	2.10%
C000223440 | GNMA8603501
Holdings [Line Items]
Percent of Total Investments	2.00%
C000223440 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223440 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223440 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223440 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223440 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223440 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223440 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223440 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000223440 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223440 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223440 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223440 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223440 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223440 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223440 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000223440 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000223440 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000223439 | GNMA8603499
Holdings [Line Items]
Percent of Total Investments	3.90%
C000223439 | Intel8603626
Holdings [Line Items]
Percent of Total Investments	2.70%
C000223439 | GNMA8603454
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223439 | FNMA8603572
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223439 | FHLMC8603523
Holdings [Line Items]
Percent of Total Investments	2.40%
C000223439 | FHLMC8603542
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223439 | Pacific Gas and Electric8603641
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223439 | FRESB Mortgage Trust8603431
Holdings [Line Items]
Percent of Total Investments	2.10%
C000223439 | Arbor Realty Trust8603590
Holdings [Line Items]
Percent of Total Investments	2.10%
C000223439 | GNMA8603501
Holdings [Line Items]
Percent of Total Investments	2.00%
C000223439 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223439 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223439 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223439 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223439 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223439 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223439 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223439 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000223439 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223439 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223439 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223439 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223439 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223439 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223439 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000223439 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000223439 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000223441 | Bollore8603366
Holdings [Line Items]
Percent of Total Investments	8.40%
C000223441 | Cie de L'Odet8603368
Holdings [Line Items]
Percent of Total Investments	7.80%
C000223441 | U.S. Treasury Notes8603463
Holdings [Line Items]
Percent of Total Investments	5.70%
C000223441 | Burford Capital8603415
Holdings [Line Items]
Percent of Total Investments	5.70%
C000223441 | Lagardere8603370
Holdings [Line Items]
Percent of Total Investments	4.80%
C000223441 | International Workplace Group8603378
Holdings [Line Items]
Percent of Total Investments	4.80%
C000223441 | Suncor Energy8603441
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223441 | PrairieSky Royalty8603362
Holdings [Line Items]
Percent of Total Investments	4.20%
C000223441 | CANAL+SA8603374
Holdings [Line Items]
Percent of Total Investments	4.00%
C000223441 | Entain8603376
Holdings [Line Items]
Percent of Total Investments	3.10%
C000223441 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223441 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000223441 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223441 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223441 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000223441 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000223441 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223441 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000223441 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223441 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000223441 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223441 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000223441 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223441 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223441 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223442 | Bollore8603366
Holdings [Line Items]
Percent of Total Investments	8.40%
C000223442 | Cie de L'Odet8603368
Holdings [Line Items]
Percent of Total Investments	7.80%
C000223442 | U.S. Treasury Notes8603463
Holdings [Line Items]
Percent of Total Investments	5.70%
C000223442 | Burford Capital8603415
Holdings [Line Items]
Percent of Total Investments	5.70%
C000223442 | Lagardere8603370
Holdings [Line Items]
Percent of Total Investments	4.80%
C000223442 | International Workplace Group8603378
Holdings [Line Items]
Percent of Total Investments	4.80%
C000223442 | Suncor Energy8603441
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223442 | PrairieSky Royalty8603362
Holdings [Line Items]
Percent of Total Investments	4.20%
C000223442 | CANAL+SA8603374
Holdings [Line Items]
Percent of Total Investments	4.00%
C000223442 | Entain8603376
Holdings [Line Items]
Percent of Total Investments	3.10%
C000223442 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223442 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000223442 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223442 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223442 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000223442 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000223442 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223442 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000223442 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223442 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000223442 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223442 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000223442 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223442 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223442 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%